BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 113,433	$ 93,748
Accounts receivable	16,500	1,500
Inventory	99,546	95,939
Total current assets	229,479	191,187
Property and equipment, net	46,871	68,560
Operating lease, right-of-use assets	0	12,280
Total assets	276,350	272,027
Current liabilities:
Accounts payable and accrued expenses	721,857	636,364
Accounts payable, related party	245,672	271,509
Other payable	335,000	335,000
Operating lease, right-of-use obligation, current portion	0	11,135
Contract liability	624	2,835
Notes payable, current portion	27,549	27,751
Convertible promissory notes, shareholders	705,900	705,900
Convertible promissory notes, current portion	392,000	380,000
Promissory notes, shareholders	935,000	860,000
Total current liabilities	3,363,602	3,230,494
Long-term liabilities:
Operating lease, right-of-use obligation, long term portion	0	1,241
Notes payable, long term portion	7,835	21,904
Accrued interest	13,009	0
Convertible promissory notes, long term portion	553,000	0
Total long-term liabilities	573,844	23,145
Total liabilities	3,937,446	3,253,639
Commitments and contingencies (See Note L)
Stockholders' deficit:
Common stock, par value $0.001 per share, 495,000,000 shares authorized, 12,216,045 and 12,195,166 shares issued and outstanding	12,215	12,194
Additional paid-in capital	25,222,479	25,118,101
Accumulated deficit	(28,556,686)	(27,798,203)
Repurchased shares	(80,000)	(80,000)
Subscriptions payable	0	25,400
Treasury stock:
Total stockholders' deficit	(3,661,096)	(2,981,612)
Total liabilities and stockholders' deficit	276,350	272,027
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock Value	100	100
Treasury stock:
Treasury Stock, Preferred, Value	(179,368)	(179,368)
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock Value	45	45
Treasury stock:
Treasury Stock, Preferred, Value	(79,882)	(79,882)
Series C Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock Value	$ 1	$ 1